RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF TRANSACTIONS WITH OTHER RELATED PARTIES

In addition to those related party transactions and balances disclosed elsewhere in the consolidated financial statements, the Group had the following transactions with its related parties during the reporting period:

		Year ended	Year ended	Year ended
	Notes	31 March 2025	31 March 2024	31 March 2023
		USD	USD	USD
Subscription fee income	(a)	42,680	71,333	387,751
Consultancy fee	(b)	260,417	250,000	250,000
Write-off of due from related company	(c)	-	81,347	-
Share-based payments expenses on anti-dilution issuance of Preferred Shares	(d)	369,648	-	-
Finance charges on:
Loan from a related company	(e)	24,548	80,219	60,712
Loans from immediate holding company	(f)	129,423	187,584	78,926
Convertible loan notes	(g)	238,960	266,520	80,822

(a)	During the year ended 31 March 2025, the Group entered into sales agreements with certain shareholders amounting to $42,680 in revenue generated (2024: $71,333; 2023: $387,751).

(b)	During the year ended 31 March 2025, Miles Pelham, controller of Rhino Ventures, engaged as a contractor to provide management services in return for a fee of $260,417 (2024: $250,000; 2023: $250,000).

(c)	During the year ended 31 March 2024, the Group has fully written off the amount due from a related company, Diginex (Holdings) Limited, a company controlled by Rhino Ventures, of $81,347 (2025 and 2023: $Nil).

(d)	In connection with the issuance 151 Preferred Shares of DSL triggered by the Capital Raise, share-based payments expenses of $369,648 are recognized during the year ended 31 March 2025 (2024 and 2023: $Nil).

(e)

The Group had a loan with a principal of $1,000,000, bore an 8% annual interest charge, due to Diginex (Holdings) Limited.

Upon the Recapitalization, the loan was converted into convertible loan notes with principal of $1,000,000, of which Rhino Ventures holds $517,535 of the principal amount and Working Capital Innovation Fund II L.P., shareholder of the Company, holds $482,465 of the principal amount, and the corresponding interest was recognized as finance charges on convertible loan notes. During the year ended March 31, 2025, interest of $24,548 was accrued (2024: $80,219; 2023: $60,712). The convertible loan notes were converted into ordinary shares on 20 December 2024.

(f)	The Group had a loan outstanding from immediate holding company, Rhino Ventures. The loan bore an 8% annual interest charge and interest of $129,423 was accrued during the year ended 31 March 2025 (2024: $187,584; 2023: $78,926). On January 21, 2025, the loan balance was $3,530,091 and $3,000,000 was capitalized through the issuance of 731,707 Ordinary Shares with the balance of $530,019 being repaid in cash. At 31 March 2025, there was no balance outstanding.

(g)	The Group issued convertible loan notes to the shareholders of the Company. The convertible loan note bore an 8% annual interest charge and interest of $238,960 was accrued during the year ended 31 March 2025 (2024: $266,520; 2023: 80,822). The convertible loan notes were converted into ordinary shares on 20 December 2024.

SCHEDULE OF KEY MANAGEMENT COMPENSATION

	Year ended	Year ended	Year ended
	31 March 2025	31 March 2024	31 March 2023
	USD	USD	USD
Basic salaries, allowances and all benefits-in-kind (a)	1,616,693	1,514,495	1,304,369
Pension costs - defined contribution plans	6,924	7,308	7,885
Share-based payments	782,338	1,324,067	410,912
	2,405,955	2,845,870	1,723,166

(a)	Basic salaries, allowances and all benefits-in-kind include a payment of $260,417 to the Chairman of Diginex. The Chairman is also the controller of a related party, Rhino Ventures Limited.